Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Significant Accounting Policies [Text Block]
1.	Summary of Significant Accounting Policies

The accounting and reporting policies of Mutual Savings and Loan Association (the Association) conform to accounting principles accepted in the United States of America (U.S. GAAP) and the prevailing practices within the savings and loan industry. A summary of significant accounting policies follows.

Nature of Operations

The Association, formed in 1885, provides financial services primarily to individuals, mainly through the origination of loans for one to four family residences. During 2007, the Association became a federally chartered savings and loan association. The Association also takes in deposits in the form of passbook savings, certificates of deposit, and NOW accounts.

The Association completed its conversion from mutual to stock form on January 14, 2025, at which time it became a wholly owned subsidiary of Magnolia Bancorp, Inc. (“Magnolia Bancorp”). See Note 13 below.

Use of Estimates

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statement of financial condition and reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

The determination of the adequacy of the allowance for credit losses is based on estimates that are particularly susceptible to significant changes in the economic environment and market conditions. In connection with the determination of the estimated losses on loans, management obtains independent appraisals for significant collateral.

The Association’s loans are generally secured by specific items of collateral including real property and consumer assets. While management uses available information to recognize losses on loans, further reductions in the carrying amounts of loans may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the estimated losses on loans. Such agencies may require the Association to recognize additional losses based on their judgments about information available to them at the time of their examination. Because of these factors, it is reasonably possible that the estimated losses on loans may change materially in the near term. However, the amount of the change that is reasonably possible cannot be estimated.

Cash, Cash Equivalents, and Interest-Bearing Deposits with Banks

For purposes of the statements of cash flows, cash and cash equivalents include cash and balances due from banks and interest-bearing deposits with banks, carried at cost, all of which have an original maturity within ninety days.

Federal Home Loan Bank Stock

As a member of the Federal Home Loan Bank (FHLB), the Association is required to maintain a minimum investment in its stock that varies with the level of FHLB advances outstanding. Stock in the FHLB is restricted as to its marketability. Because no ready market exists for this investment and it has no quoted market value, the Association's investment in this stock is carried at cost. The determination of whether there has been an impairment of the FHLB stock will ultimately be influenced by criteria such as: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted, (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance, (c) the impact of legislative and regulatory changes on the customer base of the FHLB, and (d) the liquidity position of the FHLB.

Loans Receivable

The Association grants real estate and consumer loans to customers. A substantial portion of the loan portfolio is represented by loans throughout the greater New Orleans, Louisiana metropolitan area. The ability of the Association's debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs and the allowance for credit losses. Loan origination and commitment fees, as well as certain direct origination costs, are deferred and amortized as a yield adjustment over the lives of the related loans using the level yield method. Amortization of net deferred loan fees or costs is discontinued when a loan is placed on non-accrual status.

The accrual of interest income on loans is discontinued at the time the loan becomes 90 days past due. At that time, uncollected interest previously recorded is reversed. If the delinquent interest is subsequently collected, it is credited to income in the period collected. Interest on impaired loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due. Payments subsequently received on non-accrual loans are applied to principal. Interest income is recognized to the extent that cash payments are received in excess of principal due. A loan may return to accrual status when principal and interest payments are no longer past due and collectability is reasonably assured.

Allowance for Credit Losses (“ACL”) – Loans

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Management's determination of the adequacy of the ACL is based on an assessment of the expected credit losses on loans over the expected life of the loan. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full is unlikely. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Any interest that is accrued but not collected is reversed against interest income when a loan is placed on nonaccrual status, which typically occurs prior to charging off all, or a portion, of a loan. The Association made the policy election to exclude accrued interest receivable on loans from the estimate of credit losses. The Association calculates estimated credit loss on its portfolio primarily using quantitative methodologies using relevant available information from internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. The ACL is evaluated and calculated on a collective basis for those loans which share similar risk characteristics. At each reporting period, the Association evaluates whether the loans in a pool continue to exhibit similar risk characteristics as the other loans and whether it needs to evaluate the allowance on an individual basis. Loans that do not share risk characteristics are evaluated on an individual basis. When the borrower is experiencing financial difficulty and repayment is expected to be provided through the operation or sale of the collateral, the expected credit losses are based on the fair value of collateral at the reporting date, adjusted for selling costs as appropriate.

The Association has chosen to segment its portfolio consistent with the manner in which it manages the risk of the type of credit. The Association’s portfolio segments for loans include residential, construction, commercial and share. Expected credit losses are estimated over the contractual term of each loan taking into consideration expected prepayments. The contractual term excludes expected extensions, renewals, and modifications.

Also included in the allowance for credit loss are qualitative reserves to cover losses that are expected but, in the Association’s assessment, may not be adequately represented in the quantitative method or the economic assumptions described above. For example, factors that the Association considers include the nature and size of the portfolio, portfolio concentrations, the volume and severity of past due loans and non-accrual loans and current business conditions.

The Association designates individually evaluated loans on nonaccrual status as collateral-dependent loans, as well as other loans that management of the Association designates as having higher risk. Collateral-dependent loans are loans for which the repayment is expected to be provided through the operation or sale of the collateral and the borrower is experiencing financial difficulty. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses. For collateral-dependent loans, the Association has adopted the practical expedient to measure the allowance for credit losses based on the fair value of collateral. The allowance for credit losses is calculated on an individual loan basis based on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs/discounts, and amortized cost. If the fair value less estimated selling costs of the collateral exceeds the amortized cost, no allowance is required.

In addition to the ACL on loans held for investment, the current expected credit loss model (CECL) requires a balance sheet liability for unfunded commitments, which is recognized if both of the following conditions are met: (1) the Association has a present contractual obligation to extend credit; and (2) the obligation is not unconditionally cancellable by the Association. Loan commitments may have a funded and unfunded portion, of which the liability for unfunded commitments is derived based upon the commitments to extend credit to a borrower (e.g., an estimate of expected credit losses is not established for unfunded portions of loan commitment that are unconditionally cancellable by the Association). The expected credit losses for funded portions are reported in the previously discussed ACL. The Association does not have any commitments that are unconditionally cancellable and therefore all commitments are in scope for an ACL calculation. The Association segments its unfunded commitment portfolio consistent with the ACL calculation. As of December 31, 2024 and 2023, the ACL related to unfunded commitments was not significant.

Property and Equipment

Land is carried at cost. Buildings and equipment are carried at cost, less accumulated depreciation computed principally on the straight-line method over the estimated useful lives of the assets. The estimated useful life of office buildings is 30 years, furniture and fixtures principally 5 to 10 years, and automobiles 4 years. Maintenance and repairs are expensed as incurred while major additions and improvements are capitalized.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are initially recorded at the lower of the related loan balance or fair value less estimated cost to sell at the date of foreclosure, establishing a new cost basis. Management periodically performs valuations, and the assets are carried at the lower of carrying amount or fair value less cost to sell. Costs related to improvement of the property are capitalized, whereas costs related to holding the property are charged to operations.

Revenue Recognition

Interest on loans is recognized over the terms of the loans and is calculated under the effective interest method.

Non-interest income activities include service charges on deposits and lending-related fees. Fees are earned on deposit accounts for account maintenance and various transaction-based services, wire transfer activities, check order processing and insufficient funds/overdraft transactions. Lending-related fees generally represent transactional fees earned from late fees and document and other processing fees. These revenue streams are generally recognized when the transactions occur or as the service is performed. The Association’s performance obligations are generally satisfied as the services are rendered and typically do not extend beyond a reporting period. These fees, which are typically billed and collected after services are rendered, are readily determinable and allocated individually to each service. There are no significant judgments relating to the amount and timing of revenue recognition for these revenue streams. The Association does not incur costs to obtain contracts.

Segment Information

The Association’s operations are managed, and financial performance is evaluated, by our chief operating decision maker (“CODM”) on an Association-wide basis. The Association serves the banking needs of customers in our market area, which consists of Jefferson and St. Tammany Parishes in Louisiana.  Revenues are derived primarily from interest income from residential one-to-four family residential loans, residential construction loans, lines of credit and commercial real estate loans and from interest earned on cash equivalents.  The Association attracts deposits from the general public to fund its activities.  The President and Chief Executive Officer is the chief decision maker.  The accounting policies of the segment are the accounting policies of the entity.  The performance of the Association is reviewed monthly by the President and Board of Directors. As resource allocation and performance decisions are not made based on discrete financial information of individual lines of business, the Association considers its current business and operations as a single reportable operating segment.

Income Taxes

Deferred income tax assets and liabilities are determined using the liability (or balance sheet, i.e., financial condition) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various statement of financial condition assets and liabilities and gives current recognition to changes in tax rates and laws. U.S. GAAP provides accounting and disclosure guidance about positions taken by an entity in its tax returns that might be uncertain. The Association believes that it has appropriate support for any tax positions taken, and management has determined that there are no uncertain tax positions that are material to the financial statements. Penalties and interest assessed by income taxing authorities, if any, would be included in income tax expense.

Off-Statements of Financial Condition Financial Instruments

In the ordinary course of business, the Association has entered into off-statement of financial condition instruments consisting of commitments to extend credit. Such financial instruments are recorded in the financial statements when they become payable.

Non-Direct Response Advertising

The Association expenses advertising costs as incurred. Advertising costs were $2,812 and $13,439 for the years ended December 31, 2024 and 2023, respectively.

Recently Issued Accounting Pronouncements

Accounting Standards Adopted in 2024

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.  ASU 2023-07 requires that a public entity that has a single reportable segment provides all the disclosures required by the amendments in this ASU and all existing disclosures in Topic 280. The Association has determined that its current business and operations consist of a single business segment and a single reporting unit.

The amendments in this Update are intended to improve segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The key amendments included in this Update:

●

Require disclosure on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and are included within each reported segment profit and loss;

●	Require disclosure on an annual and interim basis, an amount for other segment items (defined in the ASU) and a description of its composition;

●	Clarify that if the CODM uses more than one measure of the segment’s profit or loss in assessing performance, one or more of those additional measures may be reported; and

●	Require disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing performance.

The Association applied this ASU retrospectively and new disclosures have been added as applicable for a single reportable operating segment.

Accounting Standards Issued But Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 "Income Taxes (Topic 740): Improvements to Income Tax Disclosures," to enhance the transparency and decision usefulness of income tax disclosures by requiring additional categories of information about federal, state, and foreign income taxes to be included in the rate reconciliation and by requiring more detail to be disclosed on certain reconciling item categories that meet a quantitative threshold. Additionally, the amendment requires all entities to annually disclose disaggregated information about income taxes paid using specific quantitative thresholds and income tax expense (or benefit) from continuing operations. The amendments in this update are effective for annual periods beginning after December 15, 2024. Early adoption is permitted. Entities should apply the amendments on a prospective basis and retrospective application is permitted. As the update contains only amendments to disclosure requirements, adoption will have no impact to the Association’s consolidated results of operations or financial condition.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40),” to improve the disclosures about a public business entity’s expenses in commonly presented expense captions. The amendments in this update require disclosure of specified information about certain costs and Table of Contents 101 expenses in the notes to financial statements. Disclosure requirements also include a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, among other items. An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information. This update, as amended, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this update should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update, or retrospectively to any or all prior periods presented in the financial statements. The Association is currently assessing the provisions of this guidance. As the update contains only amendments to disclosure requirements, adoption will have no impact to the Association’s consolidated results of operations or financial condition.